Annual Total Returns[BarChart] - Invesco SP SmallCap 600 Equal Weight ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.52%)	13.32%	40.53%	0.74%	(10.29%)	24.88%	10.16%	(10.56%)	20.52%	14.31%